Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other payables [line items]
Construction contract-related payables	$ 288
Deferred consideration	44	$ 63
Minimum [member]
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	296
Contingent consideration liability on discounted basis	249
Maximum [member]
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	449
Contingent consideration liability on discounted basis	380
Level 3 of fair value hierarchy [member]
Disclosure of trade and other payables [line items]
Fair value of total contingent consideration	$ 317	$ 301